Note 4 - Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	2025	2024
Cash and cash equivalents	$4,114	$2,803
Restricted cash	8,730	8,958
Total cash, cash equivalents and restricted cash	$12,844	$11,761